SHARE-BASED PAYMENTS - SCHEDULE OF RSUs OUTSTANDING (Details) - Restricted share units	12 Months Ended
Dec. 31, 2024 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Begning balance of Non-vested (in shares) | shares	0
Granted (in shares) | shares	431,500
Vested (in shares) | shares	(112,500)
Forfeited (in shares) | shares	0
Ending balance of Non-vested (in shares) | shares	319,000
Begning balance of weighted average grant date fair value per RSU (in dollars per share) | $ / shares	$ 0
Granted (in dollars per share) | $ / shares	9.80
Vested (in dollars per share) | $ / shares	10.10
Forfeited (in dollars per share) | $ / shares	0
Ending balance of weighted average grant date fair value per RSU (in dollars per share) | $ / shares	$ 9.70